Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants equity-based compensation to its employees, including the named executive officers. Historically, the Company has granted new-hire awards on or soon after a new hire’s employment start date and annual employee grants in the first quarter of each fiscal year, which annual grants are typically approved by the Compensation Committee or pursuant to the Chief Executive Officer’s delegation of authority. Also, non-employee directors receive automatic grants of initial and annual awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders or subsequent to that annual meeting, respectively. The Company does not otherwise maintain any written policies on the timing of awards of equity compensation. The Chief Executive Officer and Compensation Committee consider whether there is any material nonpublic information (MNPI) about the Company when determining the timing of equity grants and does not seek to time the award of equity grants in relation to the Company’s public disclosure of MNPI. Because the Company has a practice of generally granting equity awards in early January, it generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, the Company grants equity-based compensation to its employees, including the named executive officers. Historically, the Company has granted new-hire awards on or soon after a new hire’s employment start date and annual employee grants in the first quarter of each fiscal year, which annual grants are typically approved by the Compensation Committee or pursuant to the Chief Executive Officer’s delegation of authority. Also, non-employee directors receive automatic grants of initial and annual awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders or subsequent to that annual meeting, respectively. The Company does not otherwise maintain any written policies on the timing of awards of equity compensation. The Chief Executive Officer and Compensation Committee consider whether there is any material nonpublic information (MNPI) about the Company when determining the timing of equity grants and does not seek to time the award of equity grants in relation to the Company’s public disclosure of MNPI.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	it generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false